EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - Share	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	141,634,245	150,429,825
Weighted average remaining contractual (in yrs.)	7 years 7 months 6 days	8 years 2 months 12 days
Up to 0.49 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	114,352,425	120,593,415
Weighted average remaining contractual (in yrs.)	8 years 25 days	8 years 9 months 18 days
0.5- 0.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	15,104,100	16,147,110
Weighted average remaining contractual (in yrs.)	6 years 6 months 14 days	6 years 10 months 24 days
1.00-2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	11,727,795	13,149,390
Weighted average remaining contractual (in yrs.)	4 years 6 months 25 days	4 years 8 months 12 days
2.01-3.4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	449,925	539,910
Weighted average remaining contractual (in yrs.)	3 years 2 months 4 days	3 years 2 months 12 days